Document and Entity Information	9 Months Ended
Oct. 29, 2011
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Oct. 29, 2011
Trading Symbol	FRAN
Entity Registrant Name	FRANCESCA'S HOLDINGS CORP
Entity Central Index Key	0001399935
Entity Filer Category	Non-accelerated Filer